Note 20 - Noncontrolling Interests (Detail) - Noncontrolling Interests (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance	$ (104,908)	$ (56,802)	$ 259,529
Acquisition of noncontrolling interest	871,960		(5,233)
Share-based compensation	89,256	88,940	14,865
Net income (loss)	(104,940)	(137,046)	(325,963)
Balance	751,368	(104,908)	(56,802)
"CFO Securities Consulting" [Member]
Balance			259,529
Acquisition of noncontrolling interest			(5,233)
Net income (loss)			(254,296)
iSTAR Financial Holdings [Member]
Balance	(104,908)	(56,802)
Share-based compensation	89,256	88,940	14,865
Net income (loss)	78,958	(137,046)	(71,667)
Balance	63,306	(104,908)	(56,802)
CFO East Win [Member]
Acquisition of noncontrolling interest	871,960
Net income (loss)	(183,898)
Balance	$ 688,062